Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2025
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities

A summary of the Company’s accrued liabilities (in thousands):

	As of
	March 31, 2025	December 31, 2024
Accrued payroll and related	$2,460	$1,908
Accrued other liabilities	1,371	1,163
Total accrued liabilities	$3,831	$3,071